Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade Accounts Payable [Abstract]
Leases

11 Leases

The Group uses the optional exemption to not recognize a right of use asset and lease liability for short term (less than 12 months) and low value leases. The average discount rate used for measuring lease liabilities was 5.29% for the six-month period ended June 30, 2024 (5.85% at December 31, 2023).

11.1 Right of use asset

Changes in the right of use asset:

	Balance at January 1, 2024	Additions(1)	Terminated contracts	Amortization	Exchange rate variation	Balance at June 30, 2024
Growing facilities	805,370	54,362	(25,005)	(80,297)	(52,080)	702,350
Buildings	532,104	97,639	(14,271)	(45,195)	(25,045)	545,232
Vehicles (land)	223,720	23,502	(821)	(36,059)	(1,245)	209,097
Machinery and equipment	90,101	29,864	(2,924)	(22,743)	(5,682)	88,616
Operating plants	19,695	518	(3,432)	(2,549)	(1,932)	12,300
Land	19,186	602	—	(1,300)	(777)	17,711
Computer equipment	15,534	—	(107)	(4,401)	(1,618)	9,408
	1,705,710	206,487	(46,560)	(192,544)	(88,379)	1,584,714
	Balance at January 1, 2023	Additions(1)	Terminated contracts	Amortization	Exchange rate variation	Balance at June 30, 2023
Growing facilities	823,989	103,050	(9,945)	(85,493)	30,880	862,481
Buildings	426,996	101,596	(4,481)	(40,213)	18,305	502,203
Vehicles (land)	201,655	45,417	(664)	(36,998)	853	210,263
Machinery and equipment	104,890	17,592	(1,058)	(25,441)	2,911	98,894
Operating plants	18,706	3,866	(128)	(3,191)	1,505	20,758
Land	19,641	578	—	(1,268)	9	18,960
Computer equipment	9,216	—	(117)	(2,041)	651	7,709
	1,605,093	272,099	(16,393)	(194,645)	55,114	1,721,268

(1)      The additions for each line are presented net of PIS and COFINS.

11.2 Lease liabilities

	June 30, 2024	December 31, 2023
Undiscounted lease payments	2,106,735	2,262,433
Present value adjustment	(391,500)	(421,206)
	1,715,235	1,841,227
Breakdown:
Current liabilities	332,800	352,627
Non-current liabilities	1,382,435	1,488,600
	1,715,235	1,841,227

Changes in the lease liability:

	Balance at January 1, 2024	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at June 30, 2024
Lease liability	1,841,227	209,160	50,241	(236,030)	(52,992)	(96,371)	1,715,235
	Balance at January 1, 2023	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at June 30, 2023
Lease liability	1,721,833	274,864	48,479	(242,157)	(15,592)	60,717	1,848,144

(1)      Refers to Rivalea’s, which was acquired during the first quarter of 2022.

The non-current portion of the lease liability schedule is as follows:

June 30, 2024
2025	266,489
2026	233,279
2027	179,010
2028	141,310
2029	122,290
Maturities after 2029	753,944
Total Future Minimum Lease Payments	1,696,322
Less: Imputed Interest	(313,887)
Present Value of Lease Liabilities	1,382,435

11 Leases

The Group recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost and subsequently, at cost less any accumulated depreciation and impairment and adjusted for certain remeasurement of lease liabilities.

The lease liability is initially measured at the present value of the lease payments that were not paid at the start date, discounted at the interest rate implicit in the lease agreement. When the implicit rate cannot be readily determined, the incremental borrowing rate is used as discount rate.

The Group when measuring and remeasuring its lease liabilities and the right of use, used the discounted cash flow technique without considering projected future inflation in the flows to be discounted. Such prohibition generates relevant distortions in the information to be provided, given the current reality of long-term interest rates in the Brazilian economic environment.

The nature of the expenses related to these leases is recognized as cost of depreciation of right of use assets. Financial expenses on lease obligations are recognized and demonstrated as interest expense.

The Group uses the optional exemption to not recognize a right of use asset and lease liability for short term (less than 12 months) and low value leases. The average discount rate used for measuring lease liabilities was 5.85% as of December 31, 2023 (7.30% and 7.86% as of December 31, 2022 and 2021 respectively).

11.1 Right of use asset

	range of lease terms	Cost	Accumulated amortization	Net amount
				December 31, 2023	December 31, 2022
Growing facilities	1 to 13 years	1,276,977	(471,607)	805,370	823,989
Buildings	2 to 30 years	786,789	(254,685)	532,104	426,996
Vehicles (land)	1 to 20 years	437,146	(213,426)	223,720	201,655
Machinery and equipment	1 to 10 years	263,218	(173,117)	90,101	104,890
Operating plants	1 to 11 years	36,386	(16,691)	19,695	18,706
Land	1 to 30 years	39,121	(19,935)	19,186	19,641
Computer equipment	1 to 5 years	27,743	(12,209)	15,534	9,216
		2,867,380	(1,161,670)	1,705,710	1,605,093

Changes in the right of use asset:

	Balance at January 1, 2023	Acquired in business combination(2)	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2023
Growing facilities	823,989	(10,552)	146,905	(16,458)	(167,078)	28,564	805,370
Buildings	426,996	—	190,185	(26,573)	(83,876)	25,372	532,104
Vehicles (land)	201,655	—	94,448	(884)	(72,532)	1,033	223,720
Machinery and equipment	104,890	—	33,933	(1,120)	(51,140)	3,538	90,101
Operating plants	18,706	—	6,061	(138)	(6,317)	1,383	19,695
Land	19,641	—	1,438	(24)	(2,604)	735	19,186
Computer equipment	9,216	—	10,728	4	(5,225)	811	15,534
	1,605,093	(10,552)	483,698	(45,193)	(388,772)	61,436	1,705,710
	Balance at January 1, 2022	Acquired in business combination(1)	Adjustment in business combination(2)	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2022
Growing facilities	610,411	143,298	—	224,140	(39,393)	(130,460)	15,993	823,989
Buildings	396,209	63	—	127,081	(4,310)	(63,189)	(28,858)	426,996
Vehicles (land, air and sea)	220,607	585	—	84,994	(8,486)	(88,730)	(7,315)	201,655
Machinery and equipment	124,304	1,743	—	37,953	(4,349)	(54,279)	(482)	104,890
Operating plants	20,358	—	—	6,269	(4,396)	(4,492)	967	18,706
Land	19,698	824	48	2,761	(14)	(2,754)	(922)	19,641
Computer equipment	12,007	—	—	3	(52)	(3,482)	740	9,216
Furniture and appliances	15	—	—	—	(14)	(3)	2	—
	1,403,609	146,513	48	483,201	(61,014)	(347,389)	(19,875)	1,605,093
	Balance at January 1, 2021	Acquired in business combination	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2021
Growing facilities	489,766	—	323,387	(94,040)	(99,139)	(9,563)	610,411
Buildings	304,791	43,273	135,572	(11,002)	(59,402)	(17,023)	396,209
Vehicles (land, air and sea)	152,437	74,399	82,392	(7,895)	(78,514)	(2,212)	220,607
Machinery and equipment	124,034	390	59,438	(2,376)	(55,944)	(1,238)	124,304
Operating plants	21,169	899	4,359	(797)	(3,655)	(1,617)	20,358
Land	15,840	5,066	324	(16)	(1,812)	296	19,698
Computer equipment	5,091	—	21,910	(9)	(7,369)	(7,616)	12,007
Furniture and appliances	22	—	4	—	(8)	(3)	15
	1,113,150	124,027	627,386	(116,135)	(305,843)	(38,976)	1,403,609

(1)      Refers to Rivalea’s, which was acquired during the first quarter of 2022.

(2)      Refers to the business combination adjustment of the acquisition of TriOak acquired during the 2022 financial year.

11.2 Lease liabilities

	December 31, 2023	December 31, 2022
Undiscounted lease payments	2,262,433	2,089,765
Present value adjustment	(421,206)	(367,932)
	1,841,227	1,721,833
Breakdown:
Current liabilities	352,627	342,747
Non-current liabilities	1,488,600	1,379,086
	1,841,227	1,721,833

Changes in the lease liability:

	Balance at January 1, 2023	Business Combination Adjustment	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2023
Lease liability	1,721,833	(10,401)	421,921	73,463	(354,947)	(7,456)	(3,186)	1,841,227
	Balance at January 1, 2022	Acquired in business combination(1)	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2022
Lease liability	1,506,043	146,446	489,251	82,403	(434,488)	(61,302)	(6,520)	1,721,833
	Balance at January 1, 2021	Acquired in business combination	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2021
Lease liability	1,174,686	147,645	634,868	64,593	(359,893)	(116,329)	(39,527)	1,506,043

(1)      Refers to Rivalea’s, which was acquired during the first quarter of 2022.

The non-current portion of the lease liability schedule is as follows:

December 31, 2023
2025	293,444
2026	244,944
2027	197,328
2028	150,367
2029	73,535
Maturities after 2029	884,405
Total Future Minimum Lease Payments	1,844,023
Less: Imputed Interest	(355,423)
Present Value of Lease Liabilities	1,488,600